Trade receivables and others - Disclosure of trade receivables and others (Details) € in Thousands		6 Months Ended	12 Months Ended
	Aug. 31, 2022 loan	Jun. 30, 2024 EUR (€) loan_agreement	Dec. 31, 2023 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of financial assets [Line Items]
Other receivables		€ 97	€ 104
Research tax credit		12,755	29,755
Other tax credits		0	361
Prepaid expenses, current		3,009	5,692
VAT refund		583	1,037
Trade account receivables		393	15,233
Prepayments made to suppliers		2,957	3,374
Receivables and others		19,795	55,557
Research tax credit, non-current		13,850	9,800
Prepaid expenses, non-current		628	754
Receivables and others - non-current		14,478	10,554
Trade receivables and others		34,273	66,111
Income from research tax credit 2019 and 2020, maturity					3 years
Income from research tax credit 2019					€ 16,737
Income from research tax credit 2020				€ 13,018
Offset of restated income from research tax credit		263
Income from research tax credit 2023			9,800
Income from research tax credit HY 2024		€ 4,050
Carry-back tax receivable			333
Agreement With Sanofi
Disclosure of financial assets [Line Items]
Trade account receivables			15,000
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2	2
Borrowing, maturity	5 years	5 years
Guarantees
Disclosure of financial assets [Line Items]
Prepaid expenses, current		€ 879	€ 1,005